N-2	Jan. 30, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001803498
Amendment Flag	false
Securities Act File Number	814-01358
Document Type	8-K
Entity Registrant Name	Blackstone Private Credit Fund
Entity Address, Address Line One	345 Park Avenue
Entity Address, Address Line Two	31st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	212
Local Phone Number	503-2100
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]	On January 30, 2025, Blackstone Private Credit Fund (the “
Fund
”) priced a public offering of $150,000,000 aggregate principal amount of 7.300% notes due 2028 (the “
New Notes
”). The New Notes will be issued pursuant to that certain Indenture, dated as of September 15, 2021 (as may be further amended, supplemented or otherwise modified from time to time, the “
Base Indenture
”), as supplemented by the Eleventh Supplemental Indenture (the “
Eleventh Supplemental Indenture
” and, together with the Base Indenture, the “
Indenture
”), between the Fund and U.S. Bank Trust Company, National Association (the “
Trustee
”). The New Notes are a further issuance of the 7.300% Notes due 2028 that the Fund issued on November 27, 2023 in the aggregate principal amount of $500,000,000 (the “
Existing Notes
” and, together with the New Notes, the “
Notes
”). The New Notes will be treated as a single series with the Existing Notes under the Indenture governing the Notes and will have the same terms as the Existing Notes (except the issue date, public offering price and initial interest payment date). Upon the issuance of the New Notes, the outstanding aggregate principal amount of the 7.300% Notes due 2028 will be $650,000,000. The New Notes will mature on November 27, 2028. The New Notes may be redeemed in whole or in part at the Fund’s option at any time at par value plus a “make-whole” premium. The offering is expected to close on February 6, 2024, subject to customary closing conditions.
Long Term Debt, Principal	$ 150,000,000